Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (440,314)	$ (17,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in provision for losses on valuation of inventories	115
Depreciation and amortization	252
Interest expense	768
Pension Benefits Provision	65
Gain on settlement of preexisting relationship	(1,152)
Allowance for credit losses		470
Interest income	(63)
Gain on foreign exchange translation	(115)
Loss on foreign exchange translation	137
Change in fair value of CPU Share Allocation Obligations	190,488	2,492
Change in fair value of July Investment Agreement Derivative	234,739	12,572
Day one loss on CPU Share Allocation Obligations		404
Investor expenses incurred on behalf of Company	1,586	827
Paid in kind – interest		(475)
Non-cash others	(75)
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade accounts receivable	(725)
Non-trade accounts receivable	(211)
Prepaid expenses and other assets	(197)	(125)
Inventories	(385)
Deferred transaction costs	9,265
Trade accounts payable	(1,225)	(209)
Non-trade accounts payable	1,195
Other liabilities	109
Accrued expenses and other current liabilities	174	(23)
Net cash used in operating activities	(5,569)	(2,063)
Cash flows from investing activities
Purchases of property, plant and equipment	(24)
Payments for leasehold deposits	(2)
Issuance of notes receivable		(474)
Proceeds from notes receivable	2
Payment for acquisition of business	(350)
Net cash acquired in Business Combination	1,379
Net cash (used in) provided by investing activities	1,005	(474)
Cash flows from financing activities
Proceeds from short-term debt	945
Repayment of short-term debt	(545)
Repayment of current portion of long-term debt	(65)
Repayment of long-term debt	(44)
Payment of lease liabilities	(32)
Cash assumed in reverse recapitalization	13
Constructive disbursements to related party	(475)	(1,680)
Payments to effectuate reverse recapitalization	(1,537)
Proceeds from issuance of convertible preferred units		5,550
Payments for deferred transaction costs		(215)
Net cash (used in) provided by financing activities	(1,741)	3,655
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	8
Net (decrease) increase in cash, cash equivalents and restricted cash	(6,296)	1,118
Cash and cash equivalents, and restricted cash, as of beginning of period	11,685	2,615
Cash and cash equivalents, and restricted cash, as of end of period	5,389	3,733
Supplemental cash flow information:
Taxes paid
Interest paid	133
Supplemental disclosure of noncash investing and financing activities:
Acquisition of business, deferred consideration payable included in non-trade accounts payable	47,863
Acquisition of business, shares of common stock exchanged	23,064
Reverse recapitalization, net non-cash liabilities assumed and settlement of preexisting relationship	10,886
Reclassification of CPU Share Allocation Obligation from liability to equity	186,766
Issuance of common stock for settlement of July Investment Agreement Derivative liabilities	588,944
Issuance of common stock for settlement of CPU Share Allocation Obligations liabilities	296,402
Fair value of CPU Share Allocation Obligations issued in connection with issuance of certain convertible preferred units		4,704
Deferred transaction costs included within accounts payable and accrued expenses		2,583
Convertible preferred units issued in exchange for subscription receivable		$ 1,500